Consolidated Statements of Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Securities available for sale, at fair value, amortized cost	$ 513,220,290	$ 267,308,756
Securities held to maturity, at fair value	0	169,045,835
Loans, allowance for loan losses	$ 3,902,796	$ 6,473,703
Common stock, par value	$ 0.2	$ 0.2
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,882,579	4,875,079
Common stock, shares outstanding	4,882,579	4,875,079
Accumulated other comprehensive loss, net of tax benefits	$ (6,376,702)	$ (4,233,473)